Summary of Significant Accounting Policies (Details) - Schedule of Balance and Percentage of Lakeshore Group’s Top 5 Vendors Accounting for Total Purchases - Vendors concentration risk [Member] - Accounts Payable [Member]
	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Vendor D [Member]
Schedule of Percentage of YS Group’s Top 5 Vendors Accounting for Accounts Payable [Line Items]
Accounts payable	¥ 3,408,375		$ 480,391
Concentration risk	5.00%
Vendors [Member]
Schedule of Percentage of YS Group’s Top 5 Vendors Accounting for Accounts Payable [Line Items]
Accounts payable	¥ 3,408,375	¥ 3,236,538	$ 480,391	$ 470,996
Concentration risk	5.00%	4.00%
Vendor A [Member]
Schedule of Percentage of YS Group’s Top 5 Vendors Accounting for Accounts Payable [Line Items]
Accounts payable		¥ 3,220,000		468,589
Concentration risk		4.00%
Vendor F [Member]
Schedule of Percentage of YS Group’s Top 5 Vendors Accounting for Accounts Payable [Line Items]
Accounts payable		¥ 420		61
Concentration risk		0.00%
Vendor H [Member]
Schedule of Percentage of YS Group’s Top 5 Vendors Accounting for Accounts Payable [Line Items]
Accounts payable		¥ 16,118		$ 2,346
Concentration risk		0.00%